Income Tax Expense (Tables)	6 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Summary of Effective Income Tax Rate Reconciliation
A reconciliation of the statutory income tax rate to the Group’s effective income tax rate is as follows:

	Six months to December 31, 2022 $’000	Six months to December 31, 2021 $’000
Tax at the statutory tax rate of 30%	(16,881)	(20,654)
Tax effect amounts which are not deductible/(taxable) in calculating taxable income:
Foreign tax rate differential	1,081	484
Non-deductible items	1,968	6,625
Impact of foreign exchange rates	(129)	—
Current year tax losses and changes in valuation allowance 1	13,961	13,545

Effective income tax	—	—

1	Net operating losses and temporary differences for which a valuation allowance has been recorded.

Schedule of Net Deferred Tax Assets
Net deferred tax assets as of December 31, 2022, and June 30, 2022, consisted of the following:

	December 31, 2022 $’000	June 30, 2022 $’000
Deferred tax assets
Unused tax losses	78,073	62,717
Employee entitlements	1,362	1,294
Warranties	1,659	1,571
Lease liabilities	7,791	8,871
Other	1,810	3,987

Total deferred tax assets	90,695	78,440

Deferred tax liabilities
Right of use assets	(6,055)	(7,392)

Total deferred tax liabilities	(6,055)	(7,392)

Valuation allowance applied	(84,640)	(71,048)

Net deferred tax assets	—	—

Changes in deferred taxation allowance
Opening balance – July 1	(71,048)	(44,584)
(Increase) in deferred tax assets (excluding losses)	(13,592)	(25,901)
(Increase) recorded to income tax provision	—	—
Other movements including foreign currency and rate differential	—	(563)

Valuation allowance on tax losses – December 31, 2022, and June 30, 2022	(84,640)	(71,048)